Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

8Cash and cash equivalents

Accounting policy

Cash and cash equivalents includes cash, bank deposits, and highly liquid short-term investments (investments with an original maturity less than 90 days), which are readily convertible into a known amount of cash and subject to an immaterial risk of changes in value and bank overdrafts. Bank overdrafts are shown within loans and financing in current liabilities in the balance sheet.

(a)Composition

	2017	2016
Cash and banks	319,920	338,054
Term deposits	699,117	577,522

	1,019,037	915,576